City Holding Company (Parent Company Only) Financial Information (Condensed Statements Of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income available to common shareholders	$ 13,515	$ 10,607	$ 11,983	$ 17,992	$ 14,530	$ 11,872	$ 12,757	$ 13,803	$ 54,097	$ 52,962	$ 48,215
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities gains									(2,130)	(1,156)	(764)
Stock based compensation									1,793	1,535	1,282
Depreciation									6,088	6,087	5,757
Change in other assets									473	(8,262)	22,497
Change in other liabilities									(8,478)	1,363	(4,188)
Net Cash Provided by Operating Activities									47,895	53,354	75,893
Investing Activities
Proceeds from sales of available for sale securities									389	6,714	19,210
Payments to Acquire Business, Net of Cash Acquired									20,030	0	(21,853)
Net Cash Used in Investing Activities									(184,080)	(24,711)	(72,686)
Financing Activities
Dividends paid									(25,304)	(24,487)	(22,878)
Purchases of treasury stock									(7,055)	(27,957)	0
Exercise of stock options									3,000	600	4,200
Proceeds from Warrant Exercises									1,896	0	0
Net Cash Provided by (Used in) Financing Activities									58,070	33,709	(2,325)
Increase (decrease) in Cash and Cash Equivalents									(78,115)	62,352	882
Cash and cash equivalents at beginning of period				148,228				85,876	148,228	85,876	84,994
Cash and Cash Equivalents at End of Period	70,113				148,228				70,113	148,228	85,876
Parent Company
Operating Activities
Net income available to common shareholders									54,097	52,962	48,215
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities gains									0	1,130	89
Amortization and accretion									0	0	5
Stock based compensation									3	199	205
Depreciation									1	1	1
Change in other assets									(13,338)	16,110	(1,656)
Change in other liabilities									314	2,146	(236)
Equity In Undistributed Earnings Of Subsidiaries									(6,118)	(6,940)	(3,662)
Net Cash Provided by Operating Activities									61,635	31,128	46,095
Investing Activities
Proceeds from sales of available for sale securities									0	2,334	137
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital									0	2,500	0
Payments to Acquire Business, Net of Cash Acquired									0	0	(12,708)
Net Cash Used in Investing Activities										4,834	(12,571)
Financing Activities
Dividends paid									(25,304)	(24,487)	(22,878)
Purchases of treasury stock									(7,055)	(27,957)	0
Exercise of stock options									2,979	580	3,428
Proceeds from Warrant Exercises									1,896	0	0
Net Cash Provided by (Used in) Financing Activities									(27,484)	(51,864)	(19,450)
Increase (decrease) in Cash and Cash Equivalents									34,151	(15,902)	14,074
Cash and cash equivalents at beginning of period				$ 12,521				$ 28,423	12,521	28,423	14,349
Cash and Cash Equivalents at End of Period	$ 46,672				$ 12,521				$ 46,672	$ 12,521	$ 28,423